Provision for contingencies - Schedule of Provision for Estimated Possible Losses (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Nature And Amount Of Loss Contingencies [line items]
Estimated possible losses recognized	R$ 557,990	R$ 223,531
Civil contingent liability [member]
Disclosure Of Nature And Amount Of Loss Contingencies [line items]
Estimated possible losses recognized	178,809	130,908
Civil contingent liability [member] | Possible wire fraud
Disclosure Of Nature And Amount Of Loss Contingencies [line items]
Estimated possible losses recognized	74,474	12,151
Civil contingent liability [member] | risk analysis and retention of receivables [Member]
Disclosure Of Nature And Amount Of Loss Contingencies [line items]
Estimated possible losses recognized	29,619	13,696
Civil contingent liability [member] | Collection of commercial partners [Member]
Disclosure Of Nature And Amount Of Loss Contingencies [line items]
Estimated possible losses recognized	10,461	9,728
Civil contingent liability [member] | Chargebacks [Member]
Disclosure Of Nature And Amount Of Loss Contingencies [line items]
Estimated possible losses recognized	5,344	3,527
Civil contingent liability [member] | Possible payment divergence [Member]
Disclosure Of Nature And Amount Of Loss Contingencies [line items]
Estimated possible losses recognized	7,839	13,972
Labor contingent liability [member]
Disclosure Of Nature And Amount Of Loss Contingencies [line items]
Estimated possible losses recognized	238,523	62,299
Tax contingent liability [member]
Disclosure Of Nature And Amount Of Loss Contingencies [line items]
Estimated possible losses recognized	R$ 140,658	R$ 30,324